Document and Entity Information	Apr. 30, 2019
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2019
Registrant Name	MFS SERIES TRUST VIII
Central Index Key	0000819673
Amendment Flag	false
Document Creation Date	Apr. 30, 2019
Document Effective Date	Apr. 30, 2019
Prospectus Date	Feb. 28, 2019
MFS® Strategic Income Fund | A
Prospectus:
Trading Symbol	MFIOX
MFS® Strategic Income Fund | B
Prospectus:
Trading Symbol	MIOBX
MFS® Strategic Income Fund | C
Prospectus:
Trading Symbol	MIOCX
MFS® Strategic Income Fund | I
Prospectus:
Trading Symbol	MFIIX
MFS® Strategic Income Fund | R6
Prospectus:
Trading Symbol	MFIWX